Trade receivables and others (Details) € in Thousands		6 Months Ended	12 Months Ended
	Aug. 31, 2022 loan	Jun. 30, 2023 EUR (€) loan_agreement	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of financial assets [Line Items]
Other receivables		€ 109	€ 61
Research tax credit		43,936	25,904
Other tax credits		395	361
Current prepaid expenses		3,328	4,672
VAT refund		1,717	1,614
Trade account receivables		2,934	3,080
Prepayments made to suppliers		3,146	2,652
Receivables and others		55,566	38,345
Research tax credit		0	13,018
Prepaid expenses, non-current		880	1,081
Receivables and others - non-current		880	14,099
Trade receivables and others		56,446	52,445
Income from research tax credit 2019 and 2020, maturity						3 years
Income from research tax credit 2021				€ 10,302
Income from research tax credit 2022			€ 9,167
Income from research tax credit 2019						€ 16,737
Income from research tax credit 2019, Maturity						3 years
Income from research tax credit 2020					€ 13,018
Income from research tax credit HY 2023		5,014
Agreement With Sanofi
Disclosure of financial assets [Line Items]
Trade account receivables		€ 2,400
State guaranteed loan, Societe Generale and BNP Paribas
Disclosure of financial assets [Line Items]
Borrowing, number of loan agreement	2	2
Borrowing, maturity	5 years	5 years
Guarantees [member]
Disclosure of financial assets [Line Items]
Current prepaid expenses		€ 1,131